/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , July 31, 1999

MFS Charter Income Trust
Date        Identification   Shares           Repurchase       NAV       Broker
            of Security      Repurchased      Price
7/15/99     Shares of        80,000           8.75             9.92      Merrill
            Beneficial                                                   Lynch
            Interest
7/19/99     Shares of        20,000           8.8125           9.93      Merrill
            Beneficial                                                   Lynch
            Interest
7/20/99     Shares of        20,000           8.8125           9.95      Merrill
            Beneficial                                                   Lynch
            Interest
7/21/99     Shares of        20,000           8.8125           9.96      Merrill
            Beneficial                                                   Lynch
            Interest
7/23/99     Shares of        20,000           8.75             9.91      Merrill
            Beneficial                                                   Lynch
            Interest
7/26/99     Shares of        70,000           8.75             9.91      Merrill
            Beneficial                                                   Lynch
            Interest
7/28/99     Shares of        20,000           8.75             9.92      Merrill
            Beneficial                                                   Lynch
            Interest
7/29/99     Shares of        75,000           8.75             9.91      Merrill
            Beneficial                                                   Lynch
            Interest
7/30/99     Shares of        25,000           8.75             9.89      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  350,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer